Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Significant Accounting Policies

Note 3—Significant Accounting Policies

        A description of the Company's significant accounting policies applied in the preparation of the accompanying consolidated financial statements follows.

  Basis of Presentation

        The accompanying consolidated financial statements are prepared on the accrual basis, which is in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") as codified in the Financial Accounting Standards Board's Accounting Standards Codification (the "Codification").

  Principles of Consolidation

        The consolidated financial statements include the accounts of PFSI and its wholly-owned subsidiary PennyMac and all of PennyMac's wholly-owned subsidiaries. PennyMac has whole ownership of all of its subsidiaries. All significant intercompany accounts and transactions have been eliminated.

  Use of Estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results will likely differ from those estimates.

  Fair Value

        The Company groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the assumptions used to determine fair value. These levels are:

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  Level 1—Quoted prices in active markets for identical assets or liabilities.

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  Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Company. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and other inputs.

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  Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Company's own assumptions about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

        While management believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial statement items could result in a different estimate of fair value at the reporting date. Those estimated values may differ significantly from the values that would have been used had a readily available market for such items existed, or had such items been liquidated, and those differences could be material to the financial statements.

        Management incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. The Company uses discounted cash flow techniques to estimate fair value. These techniques incorporate forecasting of expected cash flows discounted at appropriate market discount rates that are intended to reflect the lack of liquidity in the market.

  Short Term Investment

        Short-term investment, which represents an investment in an institutional liquidity management fund or a money market account deposited with a depository institution, is carried at fair value. Changes in fair value are recognized in current period income. The Company classifies its short term investment as a "Level 1" fair value financial statement item.

  Mortgage Loans Held for Sale at Fair Value

        Management has elected to have mortgage loans held for sale accounted for at fair value, with changes in fair value recognized in current period income. Management has elected to record mortgage loans held for sale at fair value to be reflected in income as they occur and more timely reflect the results of the Company's performance. Accordingly, changes in the estimated fair value of mortgage loans are recognized in current period income. All changes in fair value, including changes arising from the passage of time, are recognized as a component of Change in fair value of mortgage loans held for sale at fair value. The Company classifies mortgage loans held for sale at fair value as "Level 2" fair value financial statement items.

        The Company recognizes transfers of mortgage loans as sales when it surrenders control over the mortgage loans. Control over transferred assets is deemed to be surrendered when (i) the assets have been isolated from the Company, (ii) the transferee has the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (iii) the Company does not maintain effective control over the transferred assets through either (a) an agreement that entitles and obligates the Company to repurchase or redeem them before their maturity or (b) the ability to unilaterally cause the holder to return specific assets.

  Interest Income

        Interest income on mortgage loans is recognized over the life of the loans using their contractual interest rates. Income recognition is suspended for loans when they become 90 days delinquent, or when, in management's opinion, a full recovery of income and principal becomes doubtful. Income recognition is resumed when the loan becomes contractually current.

  Derivative Financial Instruments

        The Company is exposed to price risk relative to its mortgage loans acquired for sale as well as to the commitments it makes to loan applicants to originate or to PMT to acquire loans at specified interest rates. The Company bears price risk from the time a commitment to originate a loan is made to a borrower or to purchase a loan from PMT to the time the purchased mortgage loan is sold. During this period, the Company is exposed to losses if mortgage interest rates rise, because the value of the purchase commitment or mortgage loan acquired for sale declines. The Company is exposed to risk relative to the fair value of its mortgage servicing rights ("MSRs"). The Company is exposed to loss in value of its MSRs when interest rates decrease.

        The Company engages in interest rate risk management activities in an effort to reduce the variability of earnings caused by changes in interest rates. To manage this price risk resulting from interest rate risk, the Company uses derivative financial instruments acquired with the intention of moderating the risk that changes in market interest rates will result in unfavorable changes in the value of the Company's IRLC and inventory of mortgage loans acquired for sale. The Company does not use derivative financial instruments for purposes other than in support of its risk management activities.

        In its loan origination activities, the Company makes contractual commitments to loan applicants and to PMT to originate and purchase mortgage loans at specified interest rates ("interest rate lock commitments" or "IRLCs"). These commitments are accounted for as derivative financial instruments. The Company manages the risk created by IRLCs relating to mortgage loans acquired for sale by entering into forward sale agreements to sell the mortgage loans and by the purchase and sale of mortgage-backed securities ("MBS") options and futures. Such agreements are also accounted for as derivative instruments. These instruments are also used to manage the risk created by changes in prepayment speeds on certain of the MSRs the Company holds. The Company classifies its IRLCs as "Level 3" financial statement items and the derivative financial instruments it acquires to manage the risks created by IRLCs and holding mortgage loans held for sale as "Level 2" fair value financial statement items.

        MSRs are generally subject to loss in value when mortgage rates decline. Declining mortgage rates normally encourage increased mortgage refinancing activity. Increased refinancing activity reduces the life of the loans underlying the MSRs, thereby reducing their value. Reductions in the value of these assets affect earnings primarily through change in fair value and impairment charges. For MSRs backed by mortgage loans with historically low interest rates, factors other than interest rates (such as housing price changes) take on increasing influence on prepayment behavior of mortgage loans underlying MSRs. Beginning in the fourth quarter of 2012, the Company included MSRs in its hedging activities.

        The Company accounts for its derivative financial instruments as free-standing derivatives. The Company does not designate its forward sale agreements or options and futures for hedge accounting. All derivative financial instruments are recognized on the balance sheet at fair value with changes in the fair values being reported in current period income. Changes in fair value are included in Change in fair value of mortgage loans held for sale in the Company's consolidated statements of income. For derivative hedging MSRs, changes in fair value are included in Amortization, impairment and change in estimated fair value of mortgage servicing rights in the Company's consolidated statement of income.

        When the Company has multiple derivative instruments with the same counterparty under a master netting arrangement, it offsets the amounts recorded as assets and liabilities and amounts recognized for the right to reclaim cash collateral it has deposited with the counterparty or the obligation to return cash collateral it has collected from the counterparty arising from the same master netting arrangement. Such offset amounts are presented as either a net asset or liability by counterparty on the Company's consolidated balance sheets.

  Servicing Advances

        Servicing advances represent escrow and corporate advances made on behalf of borrowers and the loans' investors to fund delinquent balances for property tax and insurance premiums and out of pocket expenses (e.g., preservation and restoration of mortgaged or real estate owned property, legal fees, appraisals and insurance premiums). Servicing advances are made in accordance with the Company's servicing agreements and are deemed recoverable at the time of liquidation. These advances are periodically reviewed for collectability. Uncollectible amounts are written off when they are deemed uncollectible.

  Carried Interest due from Investment Funds

        The Company has a general partnership interest or other Carried Interest arrangement with the Investment Funds, and earns Carried Interest thereunder. Carried Interest, in general terms, is the share of any profits that the general partners receive as compensation. The Company determines the amount of Carried Interest to be recorded each period based on the cash flows that would be produced assuming termination of the Investment Funds agreements at each period end. The allocation of profits between the Investment Funds and the Company is described under the Significant Accounting Policies caption Management Fees and Carried Interest, following.

  Investment in PennyMac Mortgage Investment Trust

        Common shares of beneficial interest in PMT are carried at their fair value with changes in fair value recognized in current period income. Fair value for purposes of the Company's holdings in PMT is based on the published closing price of the shares as of period end. The Company classifies its investment in common shares of PMT as a "Level 1" fair value financial statement item.

  Mortgage Servicing Rights

        MSRs arise from contractual agreements between the Company and investors (or their agents) in mortgage securities and mortgage loans. Under these contracts, the Company performs loan servicing functions in exchange for fees and other remuneration. The servicing functions typically performed include, among other responsibilities, collecting and remitting loan payments; responding to borrower inquiries; accounting for principal and interest; holding custodial (impound) funds for payment of property taxes and insurance premiums; counseling delinquent mortgagors; supervising the acquisition of real estate owned ("REO") and property disposition, REO represents real estate collateralizing the mortgage loans acquired through foreclosure.

        The value of MSRs is derived from the net positive cash flows associated with the servicing contracts. The Company receives a servicing fee ranging generally from 0.25% to 0.38% annually on the remaining outstanding principal balances of the loans. The servicing fees are collected from the monthly payments made by the mortgagors. The Company is contractually entitled to receive other remuneration including rights to various mortgagor-contracted fees such as late charges, collateral reconveyance charges and loan prepayment penalties, and the Company is generally entitled to retain the interest earned on funds held pending remittance related to its collection of mortgagor payments. The Company also generally has the right to solicit the mortgagors for other products and services as well as for new mortgages for those considering refinancing or purchasing a new home.

        The Company recognizes MSRs initially at their estimated fair value, either as proceeds from sales of mortgage loans where the Company assumes the obligation to service the loan in the sale transaction, or from the purchase of MSRs. The Company's MSRs generally relate to pools of distressed loans ("Distressed MSRs"), and pools of loans that were originated to borrowers with prime credit characteristics or are backed by government insurance. Accordingly, the assumptions used in the valuation are differentiated based on the higher impact of the delinquency migration of the Distressed MSRs and significantly higher expected cost to service and advance payments for MSRs backed by the distressed assets.

        The Company's subsequent accounting for MSRs is based on the class of MSRs. The Company has identified two classes of MSRs: originated MSRs backed by mortgage loans with initial interest rates of less than or equal to 4.5% and MSRs backed by mortgage loans with initial interest rates of more than 4.5%. The Company distinguishes between these classes of MSRs due to their differing sensitivities to change in value as the result of the effect that changes in market interest rates have on mortgage prepayment speeds within the servicing portfolio. Originated MSRs backed by mortgage loans with initial interest rates of less than or equal to 4.5% are accounted for using the amortization method. MSRs backed by loans with initial interest rates of more than 4.5% are accounted for at fair value with changes in fair value recorded in current period earnings.

        The precise fair value of MSRs is difficult to determine because MSRs are not actively traded in standalone markets. Considerable judgment is required to estimate the fair values of MSRs and the exercise of such judgment can significantly affect the Company's earnings. PCM's valuation committee reviews and approves the fair value estimates of MSRs. Therefore, the Company classifies its MSRs as "Level 3" fair value financial statement items.

        The Company uses a discounted cash flow approach to estimate the fair value of MSRs. This approach consists of projecting servicing cash flows discounted at a rate that management assumes market participants would use in their determinations of fair value. The cash flow and prepayment assumptions used in the Company's discounted cash flow model are based on market factors which management believes are consistent with assumptions and data used by market participants valuing similar MSRs.

        The key assumptions used in the valuation of MSRs include mortgage prepayment speeds, cost to service the loans and discount rates. These variables can, and generally do, change from period to period as market conditions change.

        MSRs are generally subject to loss in value when mortgage rates decline. Declining mortgage rates normally encourage increased mortgage refinancing activity. Increased refinancing activity reduces the life of the loans underlying the MSRs, thereby reducing their value. Reductions in the value of these assets affect earnings primarily through change in fair value and impairment charges. For MSRs backed by mortgage loans with historically low interest rates, factors other than interest rates (such as housing price changes) take on increasing influence on prepayment behavior of mortgage loans underlying MSRs.

  MSRs Accounted for Using the Amortization Method

        The Company amortizes MSRs that are accounted for using the amortization method. MSR amortization is determined by applying the ratio of the net MSR cash flows projected for the current period to the estimated total remaining net MSR cash flows. The estimated total net MSR cash flows are determined at the beginning of each month using prepayment assumptions applicable at that time.

        MSRs accounted for using the amortization method are periodically evaluated for impairment. Impairment occurs when the current fair value of the MSRs decreases below the asset's carrying value (carrying value is the amortized cost reduced by any related valuation allowance). If MSRs are impaired, the impairment is recognized in current-period income and the carrying value of the MSRs is adjusted through a valuation allowance. If the value of impaired MSRs subsequently increases, the increase in value is recognized in current-period income. When an increase in value of MSR is recognized, the valuation allowance is adjusted to bring the carrying value of the MSRs to a level not in excess of the asset's amortized cost.

        The Company stratifies its MSRs by predominant risk characteristic when evaluating for impairment. For purposes of performing its MSR impairment evaluation, the Company stratifies its servicing portfolio on the basis of certain risk characteristics including loan type (fixed-rate or adjustable-rate) and note rate. Fixed-rate loans are stratified into note rate pools of 50 basis points for note rates between 3.0% and 4.5% and a single pool for note rates below 3%. If the fair value of MSRs in any of the note rate pools is below the carrying value of the MSRs for that pool, impairment is recognized to the extent of the difference between the estimated fair value and the carrying value, including the existing valuation allowance for that pool.

        Management periodically reviews the various impairment strata to determine whether the value of the impaired MSRs in a given stratum is likely to recover. When management deems recovery of the value to be unlikely in the foreseeable future, a write-down of the cost of the MSRs for that stratum to its estimated recoverable value is charged to the valuation allowance.

        Both amortization and changes in the amount of impairment of MSRs are recorded in current period income in Amortization, impairment and change in estimated fair value of mortgage servicing rights in the consolidated statements of income.

  MSRs Accounted for at Fair Value

        Changes in fair value of MSRs accounted for at fair value are recognized in current period income in Amortization, impairment and change in estimated fair value of mortgage servicing rights in the consolidated statements of income.

  Furniture, Fixtures, Equipment and Building Improvements

        Furniture, fixtures, equipment and building improvements are stated at historical cost less accumulated depreciation. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the various classes of assets, which range from five to seven years.

  Capitalized Software

        The Company capitalizes certain consulting, payroll, and payroll-related costs related to computer software for internal use, and subsequently amortizes such costs over a period of five years using the straight-line method.

        The Company also periodically assesses long-lived assets including capitalized software for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. If management identifies an indicator of impairment, it assesses recoverability by comparing the carrying amount of the asset to the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset. An impairment loss is recognized when the carrying amount is not recoverable and is measured as the excess of carrying value over fair value. No such impairment was recorded during the years ended December 31, 2012, 2011 and 2010.

  Restricted Cash

        Restricted cash represents deposits that serve as collateral for various agreements the Company has entered into, such as derivative margin account agreements. Restricted cash is included in Other assets in the Company's consolidated balance sheets. Management classifies restricted cash as "Level 1" financial statement items.

  Mortgage Loans Sold Under Agreements to Repurchase

        The carrying value of mortgage loans sold under agreements to repurchase is based on the accrued cost of the agreements. Management classifies mortgage loans sold under agreements to repurchase as "Level 3" fair value financial statement items. The costs of creating the facilities underlying the agreements are recognized as deferred charges in Other assets and amortized to Interest expense over the term of the borrowing facility.

  Liability for Losses under Representations and Warranties

        The Company's agreements with the Agencies include representations and warranties related to the loans the Company sells to the Agencies. The representations and warranties require adherence to Agency origination and underwriting guidelines, including but not limited to the validity of the lien securing the loan, property eligibility, borrower credit, income and asset requirements, and compliance with applicable federal, state and local law.

        In the event of a breach of its representations and warranties, the Company may be required to either repurchase the mortgage loans with the identified defects or indemnify the investor, or may become ineligible to receive any of the benefits provided by the insurer with respect to such mortgage loans. In such cases, the Company bears any subsequent credit loss on the mortgage loans. The Company's credit loss may be reduced by any recourse it has to correspondent lenders that, in turn, had sold such mortgage loans to the Company and breached similar or other representations and warranties. In such event, the Company has the right to seek a recovery of related repurchase losses from that correspondent lender.

        The Company records a provision for losses relating to such representations and warranties as part of its loan sale transactions. The method used to estimate the liability for representations and warranties is a function of the representations and warranties given and considers a combination of factors, including, but not limited to, estimated future defaults and loan repurchase rates and the potential severity of loss in the event of defaults and the probability of reimbursement by the correspondent loan seller. The Company establishes a liability at the time loans are sold and continually updates its liability estimate.

        The level of the liability for representations and warranties is difficult to estimate and requires considerable management judgment. The level of mortgage loan repurchase losses is dependent on economic factors, investor demand strategies, and other external conditions that may change over the lives of the underlying loans, The Company's representations and warranties are generally not subject to stated limits of exposure. However, management believes that the current unpaid principal balance of loans sold by the Company to date represents the maximum exposure to repurchases related to representations and warranties. Management believes the amount and range of reasonably possible losses in relation to the recorded liability is not material to the Company's financial condition or results of operations.

  Management Fees and Carried Interest

        Management fee income includes investment advisory and shareholder services fees earned from the Investment Funds and management fees from PMT.

        Pursuant to the investment management agreements between the Investment Funds and the Company, the Investment Funds paid total management fees (including shareholder services fees) equal to an annual rate of 2% on capital commitments until December 31, 2011. Thereafter, the Company earns a fee equal to an annual rate of 2% of the net asset values of the Funds so long as the fee does exceed 2% of the aggregate capital contributions to the Funds. The management fee is accrued monthly and paid quarterly.

        The Company may earn Carried Interest from each of the Investment Funds in which the Company has a general partnership interest or other Carried Interest arrangement. At the end of each reporting period, the Investment Fund administrator calculates the Carried Interest that would be due to the Company for each fund as specified in the fund agreements, as if the fair value of the underlying investments were realized as of such date, regardless of whether such amounts have been realized. The Company records Carried Interest income for the increase or decrease in the amount of Carried Interest that would be due to the Company at the end of the reporting period. The Investment Funds' agreements do not obligate the Company to pay guaranteed returns or hurdles to the owners of the Investment Fund, and therefore, the Company will not record negative Carried Interest over the life of an Investment Fund.

        Profit distributions from the Investment Funds are made in accordance with the following distribution priorities. Such distributions were recallable by the Investment Funds for purposes of making new investments until December 31, 2011:

  1.
  First, 100% to Investment Fund investors until investors have received 100% of their capital contributions;

  2.
  Second, 100% to Investment Fund investors, until investors have received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;

  3.
  Third, 100% to the Company until the Company has received an amount equal to 20% of the sum of (a) the profits distributed to the Investment Fund investors pursuant to (2) above and (b) the amount paid to the Company pursuant to this item (3) (the "catch-up" provision); and

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  Thereafter, (i) 80% to the Investment Fund investors and (ii) 20% to the Company.

        During 2011, the Company amended its agreement with the Funds, relating to the "catch-up" provision included in the profit distribution. The approved amendment resulted in an additional accrual of Carried Interest from the funds of $3,321,000 recorded during the year ended December 31, 2011.

        The Company's management fees relating to PMT for the periods presented were calculated on a quarterly basis and included a base management fee and a performance incentive. This agreement was amended, effective February 1, 2013, as described in Note 26—Subsequent Events. The base management fee was calculated at the annual rate of 1.5% of PMT's shareholders' equity, adjusted to exclude the effect of unrealized gains and losses and other non-cash items and one-time adjustments as agreed to between the Company and PMT's independent trustees. The performance incentive fee was calculated at 20% per year of the amount by which "core earnings," on a rolling four-quarter basis and before the incentive fee, exceeded an 8% "hurdle rate."

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  "Core earnings," for purposes of determining the amount of the performance incentive fee, was defined as U.S. GAAP net income (loss) adjusted to exclude non-cash equity compensation expense, unrealized gains and losses or other non-cash items recognized during the period, any conditional payment amounts relating to PMT's initial public offering paid to the Company and the underwriters of that offering, and any one-time events pursuant to changes in U.S. GAAP and certain other non-cash charges after discussions between the Company and PMT's independent trustees and approval by a majority of PMT's independent trustees.

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  The "hurdle rate" was calculated as the product of (1) the weighted average of the issue price per share of all of PMT's public offerings multiplied by the weighted average number of PMT's shares outstanding in the four quarter period and (2) 8%.

  Loan Servicing Fee Income

        Loan servicing fees are received by the Company for servicing residential mortgage for others, including the Investment Funds and PMT. Loan servicing fees are recognized as earned.

  Loan Servicing Rebate

        Under the servicing agreements between the Company and the Investment Funds, on December 31, 2011 and the end of every calendar year thereafter, the Company will rebate to the Investment Funds an amount equal to the cumulative profit, if any, of the servicing operations attributable to the Investment Funds' assets, and, conversely, charge the Investment Funds if a loss has been incurred in order to effect overall "at cost" pricing with respect to loan servicing activities for such assets. Under the agreements, the Company will rebate to the Investment Funds 50% of any profit generated from loan origination activities. The Company records the net rebate amounts as earned or incurred. Effective December 31, 2011, the Company amended its servicing agreement with one of the Investment Funds to exit the loan servicing rebate arrangement and be charged set servicing fee rates beginning January 1, 2012.

  Stock-Based Compensation

        The Company has three formal equity compensation plans:

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  A common equity compensation plan by which it may award up to 15% of PennyMac's total equity in the form of Common units to key members of the Company's management. Common units are subordinate to the Company's preferred units. The common units vest over a three- or four-year period. Vesting of four-year awards starts on the grantees' date of hire. Vesting of three-year awards begins on the award date. Several key management members of the Company have received common units.

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  A Class C common equity plan by which PennyMac may award up to 3% of its total equity to key members of the management of its correspondent lending group. Class C common units are subordinate to the Company's preferred and common units and vest over 4 years and upon the satisfaction of certain performance thresholds; and

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  The 2011 Equity Incentive Plan which will grant common units of PennyMac to key employees and vest immediately. The first units earned under the 2011 Equity Incentive Plan will not be issued until 2013.

        The Company recognizes compensation expense relating to its stock-based compensation with reference to the fair value of the common units it awards. The fair value the common units is estimated by discounting forecasted cash flows, dividends and terminal value from a hypothetical sale of the Company to the holders of the common units. Management uses assumptions that it believes would be used by market participants when valuing the Company. Assumptions used to forecast the cash flows include: short and long-term growth rates of the Company, discount rate, and percent of income distributed.

        The Company amortizes the fair value of previously granted share based awards to Compensation expense using the graded vesting method. Under the graded vesting method, compensation expense is recognized over the requisite service period for each separate vesting of the award.

  Income Taxes

        PennyMac intends to be treated as a partnership for Federal income tax purposes. Each partner is responsible for the tax liability or benefit relating to such partner's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

        Management's assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain tax positions taken or expected to be taken by the Company. Management has concluded that the Company does not have any unrecognized tax benefits that would affect the Company's financial position. If applicable, the Company will recognize interest accrued related to unrecognized tax benefits in "interest expense" and penalties in "other expenses" on the consolidated statements of income.

        With few exceptions, the periods that are open for examination by federal and major state tax jurisdictions are the tax periods ending December 31, 2009 and forward. The tax periods ended December 31, 2008 and forward are open for examination by the California Franchise Tax Board. As of December 31, 2012, the Internal Revenue Service was conducting an examination of PennyMac's federal income tax filings for the year ended December 31, 2010. In March 2013, the IRS Exam team concluded their audit of PennyMac's federal income tax return for the tax year ended December 31, 2010 and subsequently formally notified us that they will not be proposing any changes to the return as originally filed. No other federal or state examinations were in progress as of December 31, 2012.

  Variable Interest Held in Unconsolidated Variable Interest Entities

        PMOFA is a general partner in the Master Fund. The Master Fund wholly owns PennyMac Mortgage Co. Funding, LLC ("Funding, LLC"), PennyMac Mortgage Co. Funding II, LLC ("Funding II, LLC), and PennyMac Mortgage Co, LLC ("Mortgage Co"). Funding LLC and Funding II, LLC, are each the majority interest holder in PennyMac Loan Trust 2010-NPL1, PennyMac Loan Trust 2011 NPL1 and PennyMac REO 2011 NPL1 (the "Trusts") which in the case of the first entity hold the mortgage loans for Funding LLC, and in the case of the latter two entities hold the mortgage loans for Funding II, LLC. PLS provides loan servicing to the Trusts as well as to Mortgage Co. The related party group constituting the Company and its affiliates (including PMOFA) has equity interest in the Master Fund, the ultimate Parent of the Trusts, Mortgage Co, Funding, LLC and Funding II, LLC. The direct equity holder in the Trusts and Mortgage Co, Funding, LLC and Funding II, LLC however, do not have power to direct operations of the respective entities and as such, both the Trust and Mortgage Co are considered to be variable interest entities ("VIEs") as defined in the Consolidations topic of the Codification.

        The Company is not the primary beneficiary in these VIEs, given it does not represent the enterprise within the related party group that is most closely associated with these VIEs and, as such, the Company does not consolidate these VIEs. Exposure of loss to the related party group from the unconsolidated VIEs is limited to the contributed capital of the related party group in the Master Fund totaling $1,436,000 which represents the general partnership interest held by PMOFA in the Master Fund.

  Recent Accounting Pronouncements

        In December 2011, the FASB issued an Accounting Standards Update, ("ASU"), ASU 2011-11 to the Balance Sheet topic of the Codification. The amendments in this ASU affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with the Offsetting Presentation section of the Balance Sheet topic or the Presentation section of the Derivatives and Hedging topic of the Codification or (2) subject an enforceable master netting arrangement or similar agreement.

        The amendments in this ASU require the Company to disclose information about offsetting and related arrangement to enable users of financial statements to understand the effect of netting to an entity's financial position.

        In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities, which clarifies which instruments and transactions are subject to the offsetting disclosure requirements established by ASU 2011-11. The ASU clarifies that the scope applied to derivatives accounted for in accordance with the Derivatives and Hedging topic of the Codification, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with the Offsetting Presentation section of the Balance Sheet topic or the Presentation section of the Derivatives and Hedging topic or subject to an enforceable master netting arrangement or similar agreement.

        The ASU amendment and the subsequent clarification of the amendment are effective for periods beginning on or after January 1, 2013, and must be shown for all periods shown on the balance sheet. The adoption of these ASU amendments is not expected to have a material effect on the Company's financial condition or results of operations.